Label	Element	Value
Pacer Swan SOS Fund of Funds ETF | Affiliated Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.50%
Pacer Swan SOS Fund of Funds ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Moderate (July) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.90%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Moderate (January) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.60%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Moderate (April) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.50%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Moderate (October) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.80%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Conservative (April) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.90%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Conservative (July) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.60%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Flex (January) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.50%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Flex (July) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Flex (April) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Conservative (January) ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%